UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:    12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Sierra Core Retirement Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			December 31, 2010

% of Portfolio	Description	Shares	Value
91.55%	MUTUAL FUNDS
7.54%	CURRENCY FUNDS
	ProFunds Rising U.S. Dollar Fund *	1,371,663	$ 36,472,529

73.22%	DEBT FUNDS
	Columbia High Yield Bond Fund	8,814,455	24,504,186
	DoubleLine Total Return Bond Fund - Class I	4,701,931	51,392,110
	Fidelity Real Estate Income Fund	2,805,410	29,176,255
	Hartford Floating Rate Fund	2,783,023	24,713,248
	John Hancock Funds II - Floating Rate Income Fund	2,547,586	24,176,590
	John Hancock Strategic Income Fund	3,634,932	24,317,697
	PIMCO Floating Income Fund	2,681,099	24,344,375
	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	3,004,755	31,339,591
	Pioneer Global High Yield Fund, Class A	2,370,470	24,581,775
	Pioneer Strategic Income Fund, Class Y	2,045,205	22,374,544
	Putnam Diversified Income Trust - Class Y	6,062,005	48,799,141
	RidgeWorth Seix Floating Rate High Income Fund	2,741,111	24,532,940
			354,252,452

10.79%	EQUITY FUNDS
	Nuveen Preferred Securities Fund - Class I	951,831	15,771,836
	Principal Preferred Securities Fund	3,675,670	36,425,885
			52,197,721

	TOTAL MUTUAL FUNDS
	(Cost $437,772,666)		442,922,702

13.57%	SHORT-TERM INVESTMENTS
	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $65,677,923)	65,677,923	65,677,923

105.12%	TOTAL INVESTMENTS
	(Cost $503,450,589) (a)		$ 508,600,625
-5.12%	LIABILITIES IN EXCESS OF OTHER ASSETS		(24,784,536)
100.00%	TOTAL NET ASSETS		$ 483,816,089

	* Non-income producing security.
	(a) Represents cost for financial reporting purposes. Aggregate cost for
	federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 6,018,677
		Unrealized depreciation:	(868,641)
		Net unrealized appreciation:	$ 5,150,036

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If no bid prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$442,922,702	$ -	$ -	$ 442,922,702
Short-Term Investments	-	65,677,923	-	65,677,923
Total	$442,922,702	$ 65,677,923	$ -	$ 508,600,625

                                                      The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/22/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/22/11